Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 25, 2019
Entity Registrant Name	dei_EntityRegistrantName	Horizon Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001643174
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 26, 2019
Prospectus Date	rr_ProspectusDate	Jun. 26, 2019
Horizon U.S. Risk Assist(R) Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Horizon U.S. Risk Assist ® Fund
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Investment Objective: The investment objective of the Horizon U.S. Risk Assist® Fund (the "Domestic Fund") is to capture the majority of the returns associated with domestic equity market investments, while mitigating downside risk through use of a risk overlay strategy (the "Risk Assist strategy").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Domestic Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Domestic Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 26, 2022
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Domestic Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Domestic Fund's performance. No portfolio turnover rate is provided for the Domestic Fund because the Fund has not completed its first fiscal year as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	This number represents the combined total fees and operating expenses of the underlying funds owned by the Domestic Fund and is not a direct expense incurred by the Domestic Fund or deducted from Fund assets.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Domestic Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Domestic Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Domestic Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Domestic Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Domestic Fund seeks to achieve its investment objective by investing primarily in large and mid-cap U.S. common stocks; and, during periods of heightened market risk, the Domestic Fund will seek to mitigate downside risk through its Risk Assist strategy, which is an active risk reduction strategy that seeks to guard against large declines in the Fund's portfolio by investing up to 100% of the portfolio in U.S. Treasury Securities (defined below). The Domestic Fund's investment adviser, Horizon Investments, LLC ("Horizon"), generally considers large and mid-cap issuers to be those that are within the range of the S&P 500 and S&P 400 indices when purchased. However, the Fund can invest in companies of any size, which may include small-cap companies, at the discretion of the Adviser.

Horizon selects and weights securities using a flexible approach that combines active management and quantitative models to allocate the Fund's portfolio between issuers, sectors and/or factors (e.g., growth, value, momentum, quality, size and volatility) that Horizon believes offer the opportunity for the highest projected return for a given amount of risk. Horizon assesses projected return and expected risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis. The Domestic Fund expects its risk/return analysis will favor defensive investments, and therefore the Domestic Fund may lag the performance of traditional U.S. equity markets in strong up markets, but is designed to outperform when traditional U.S. equity markets decline. The Domestic Fund expects to engage in frequent buying and selling of securities to achieve its investment objective.

Under normal circumstances, the Domestic Fund will invest not less than 80% of the value of its net assets in the securities of U.S. companies.

The Domestic Fund may at times hold fixed-income securities, or ETFs that invest in fixed-income securities, including, without limitation, lower-quality fixed-income securities commonly known as "high yield" or "junk" bonds, which are generally rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB-by Standard and Poor's Rating Group ("S&P"). Although the Domestic Fund typically focuses on fixed income securities with maturities of less than five years, the Domestic Fund may invest in fixed income securities without regard to maturity or duration.

Options. The Domestic Fund may also buy or write options on puts or calls for investment purposes, to hedge other investments, or to generate option premiums for the Fund. The Domestic Fund's options investments may involve "covered" positions where the Fund may write a call option on an underlying position to generate income. The Domestic Fund may involve a "collateralized" strategy more generally, where the Domestic Fund may write put options on a security whose value is collaterized by cash ("cash-secured puts") or otherwise collaterized by the Fund's securities.

The Domestic Fund's option strategies may involve options combinations, such as spreads, straddles, strangles collars. In "spread" transactions, the Domestic Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. When the Domestic Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. In "straddles," the Domestic Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and typically the same exercise price. A "collar" position combines a put option purchased by the Domestic Fund (the right of the Domestic Fund to sell a specific security within a specified period) with a call option that is written by the Domestic Fund (the right of the counterparty to buy the same security) in a single instrument, and the Domestic Fund's right to sell the security is typically set at a price that is below the counterparty's right to buy the security. Thus, the combined position "collars" the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Domestic Fund may engage.

Additional Overlay: Risk Assist Strategy

Under the Risk Assist strategy, Horizon continually measures market conditions with a specific focus on characteristics that indicate abnormal or severe risk conditions, in order to apply a proprietary process that prompts a risk reduction of the portfolio. Horizon executes this strategy by investing up to 100% of the Domestic Fund's portfolio in U.S. Treasuries or U.S. Treasury-focused securities, which may include, without limitation, Treasury bonds, Treasury notes, Treasury Inflated Protection Securities (collectively, "U.S. Treasury Securities"), U.S. Government money market funds, exchange traded options on U.S. Treasury Securities, repurchase agreements fully collateralized by U.S. Treasury Securities, or ETFs that invest in any of the foregoing.

Although Horizon may allocate 100% of the Domestic Fund's assets to the Risk Assist strategy, it is not required to. Instead, Horizon employs the Risk Assist strategy in stages, and Horizon may allocate between 0% and 100% of the Domestic Fund's assets to the Risk Assist strategy, depending on Horizon's determination of current market risk.

The Domestic Fund will typically sell portfolio securities to adjust portfolio allocations as described above, to seek to secure gains or limit potential losses, or when Horizon otherwise believes it is in the best interest of the Domestic Fund.

The Domestic Fund's algorithm also includes a process by which it systematically attempts to protect investment gains within the portfolio based on Horizon's measures of perceived risk. To implement this process, referred to as a "ratchet", Horizon first determines the lowest portfolio value that the algorithm is calculated to accommodate during any 12-month period (the "loss tolerance limit"). As the Risk Assist's portfolio value grows (typically when the portfolio has experienced 3-5% of appreciation, depending on market conditions), the Risk Assist algorithm will increase (i.e., "ratchet" up) the value of the loss tolerance limit in an attempt to protect those gains.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Domestic Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Many factors affect the Domestic Fund's performance. The Domestic Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Domestic Fund invests. The Domestic Fund is not federally insured or guaranteed by any government agency. You may lose money by investing in the Domestic Fund.

Domestic Strategy Risk. Because the Domestic Fund will invest primarily in securities of U.S. issuers, the Domestic Fund is subject to the risk that certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure, and the Fund will be restricted in its ability to allocate its investments to the securities of non-U.S. issuers.

Equity Securities Risk. Equity securities typically have greater price volatility than fixed-income securities. The market price of equity securities owned by the Domestic Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

ETF Risk. You will indirectly pay fees and expenses charged by the ETFs in addition to the Domestic Fund's direct fees and expenses. As a result, the cost of investing in the Domestic Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF and its underlying investments. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), liquidity risk (risk that the Domestic Fund cannot dispose of its shares of the ETF promptly without a reduction in value) and risks associated with fixed-income securities or foreign currencies.

Fixed-income Risk. The value of investments in fixed-income securities, options on fixed-income securities and securities in which the underlying investments are fixed-income securities, are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed-income securities owned by the Domestic Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments. Generally, securities with lower debt ratings ("junk bonds") have greater credit risk.

Fluctuation of Net Asset Value ("NAV"); Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the Domestic Fund may invest will generally fluctuate with changes in the market value of the ETF's securities holdings and supply and demand of the ETF's shares on the exchanges on which the ETF's shares are traded. The market prices of an ETF's shares may deviate significantly from the NAV of the ETF's shares during periods of market volatility or reduced liquidity. If the Domestic Fund purchases an ETF's shares at a time when the market price is at a premium to the NAV of the ETF's shares or sells at a time when the market price is at a discount to the NAV of the ETF's shares, then the Domestic Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

High Yield or Junk Bond Risk. Lower-quality fixed-income securities, known as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Management Risk. The ability of the Domestic Fund to meet its investment objective is directly related to the allocation of the Domestic Fund's assets. Horizon may allocate the Domestic Fund's investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Domestic Fund's value may be adversely affected.

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Domestic Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Domestic Fund to potentially significant losses. If the Domestic Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Domestic Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Domestic Fund's participation in gains above the price of the call option are forfeited in return for receiving the call option premium.

Risk Assist Strategy Risk. There can be no guarantee that the Risk Assist strategy, including the ratchet function, will be successful in preventing losses in the Domestic Fund's portfolio. Because the Risk Assist strategy may be implemented in stages, the Domestic Fund may have market exposure during times when the Risk Assist strategy is being implemented. To the extent that the Risk Assist strategy is implemented, the Domestic Fund will likely not benefit from capital appreciation or income from the equity markets.

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Turnover Risk. As a result of its trading strategies, the Domestic Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the Domestic Fund, and may also result in the realization of short-term capital gains. The Domestic Fund must generally distribute realized capital gains to shareholders, increasing the Domestic Fund's taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Domestic Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Domestic Fund is not federally insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Domestic Fund is not included because the Domestic Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Domestic Fund has at least one calendar year of performance. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Domestic Fund is not included because the Domestic Fund did not have a full calendar year of performance prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-754-7932
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.horizonmutualfunds.com
Horizon U.S. Risk Assist(R) Fund | Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	USRTX
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and Expense Reimbursements/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements/Recoupment	rr_NetExpensesOverAssets	1.29%
One Year	rr_ExpenseExampleYear01	$ 131
Three Years	rr_ExpenseExampleYear03	$ 420
Horizon U.S. Risk Assist(R) Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	USRIX
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and Expense Reimbursements/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements/Recoupment	rr_NetExpensesOverAssets	1.04%
One Year	rr_ExpenseExampleYear01	$ 106
Three Years	rr_ExpenseExampleYear03	$ 352
Horizon U.S. Risk Assist(R) Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	USRAX
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and Expense Reimbursements/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements/Recoupment	rr_NetExpensesOverAssets	1.14%
One Year	rr_ExpenseExampleYear01	$ 116
Three Years	rr_ExpenseExampleYear03	$ 373
Horizon Sustainable Risk Assist(R) Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Horizon Sustainable Risk Assist ® Fund
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Investment Objective: The investment objective of the Horizon Sustainable Risk Assist® Fund (the "Sustainable Fund") is to seek capital appreciation, while mitigating downside risk through use of a risk overlay strategy (the "Risk Assist strategy").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Sustainable Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Sustainable Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 26, 2022
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Sustainable Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Sustainable Fund's performance. No portfolio turnover rate is provided for the Sustainable Fund because the Sustainable Fund had not commenced operations as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	This number represents the combined total fees and operating expenses of the underlying funds owned by the Sustainable Fund and is not a direct expense incurred by the Sustainable Fund or deducted from Fund assets.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Sustainable Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Sustainable Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Sustainable Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Sustainable Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Sustainable Fund seeks to achieve the Sustainable Fund's investment objective by investing in large and mid-cap U.S. common stocks screened to deliver positive impact relative to sector peers based upon certain environmental, social and corporate governance impact ("ESG") standards. The Sustainable Fund's investment adviser, Horizon Investments, LLC ("Horizon"), generally considers large and mid-cap issuers to be those that are within the range of the S&P 900 index when purchased. The Sustainable Fund also seeks to mitigate downside risk by implementing Horizon's Risk Assist strategy, which is an active risk reduction strategy intended to guard against large declines in an equity portfolio.

To determine the securities in which the Sustainable Fund will invest, Horizon first selects an investable universe of large and mid-cap U.S. common stocks. The potential investments are then screened by Horizon to identify and rule out securities of issuers associated with activities that do not meet specific ESG criteria, such as those with businesses that are generally accepted within the ESG industry to present certain ethical concerns or those that profit from sectors that are generally considered controversial within the ESG industry. For example, Horizon will not knowingly approve any issuer that: (i) produces weapons or components of weapons (e.g., nuclear weapons, depleted uranium, cluster bombs, anti-personnel mines); (ii) has been reported to be involved in controversial business practices (human rights violations, child or forced labor practices, environmental damage); or (iii) generates more than 25% of company revenue from one of the following industries: tobacco, pornography, coal, gambling, defense, or nuclear power.

Horizon invests in approved securities using a flexible weighting approach that combines active management and quantitative models to allocate the Fund's portfolio between issuers, sectors and/or factors (e.g., growth, value, momentum, quality, size and volatility) that Horizon believes offer the opportunity for the highest projected return for a given amount of risk. Horizon assesses projected return and expected risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis. The Sustainable Fund may engage in frequent buying and selling of securities to achieve its investment objective.

If Horizon determines that a security held by the Sustainable Fund no longer satisfies its ESG criteria, then the Sustainable Fund will sell the security, and such sales will take place over a time period determined by Horizon, considering the best interest of the shareholders of the Fund.

The Sustainable Fund may at times hold fixed-income securities, or ETFs that invest in fixed-income securities, including, without limitation, lower-quality fixed-income securities commonly known as "high yield" or "junk" bonds, which are generally rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB-by Standard and Poor's Rating Group ("S&P"). Although the Sustainable Fund typically focuses on fixed income securities with maturities of less than five years, the Sustainable Fund may invest in fixed income securities without regard to maturity or duration.

Options. The Sustainable Fund may also buy or write options on puts or calls for investment purposes, to hedge other investments, or to generate option premiums for the Fund. The Sustainable Fund's options investments may involve "covered" positions where the Fund may write a call option on an underlying position to generate income. The Sustainable Fund may involve a "collateralized" strategy more generally, where the Sustainable Fund may write put options on a security whose value is collaterized by cash ("cash-secured puts") or otherwise collaterized by the Fund's securities.

The Sustainable Fund's option strategies may involve options combinations, such as spreads, straddles, strangles collars. In "spread" transactions, the Sustainable Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. When the Sustainable Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. In "straddles," the Sustainable Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and typically the same exercise price. A "collar" position combines a put option purchased by the Sustainable Fund (the right of the Sustainable Fund to sell a specific security within a specified period) with a call option that is written by the Sustainable Fund (the right of the counterparty to buy the same security) in a single instrument, and the Sustainable Fund's right to sell the security is typically set at a price that is below the counterparty's right to buy the security. Thus, the combined position "collars" the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Sustainable Fund may engage; however, the Sustainable Fund will not use options for the purpose of increasing the Sustainable Fund's leverage with respect to any portfolio investment.

Additional Overlay: Risk Assist Strategy

Under the Risk Assist strategy, Horizon continually measures market conditions with a specific focus on characteristics that indicate abnormal or severe risk conditions, in order to apply a proprietary process that prompts a risk reduction of the portfolio. Horizon executes this strategy by investing up to 100% of the Sustainable Fund's portfolio in U.S. Treasuries or U.S. Treasury-focused securities, which may include, without limitation, Treasury bonds, Treasury notes, Treasury Inflated Protection Securities (collectively, "U.S. Treasury Securities"), U.S. Government money market funds, exchange traded options on U.S. Treasury Securities, repurchase agreements fully collateralized by U.S. Treasury Securities, or ETFs that invest in any of the foregoing.

Although Horizon may allocate 100% of the Sustainable Fund's assets to the Risk Assist strategy, it is not required to. Instead, Horizon employs the Risk Assist strategy in stages, and Horizon may allocate between 0% and 100% of the Sustainable Fund's assets to the Risk Assist strategy, depending on Horizon's determination of current market risk.

The Sustainable Fund will typically sell portfolio securities to adjust portfolio allocations as described above, to seek to secure gains or limit potential losses, or when Horizon otherwise believes it is in the best interest of the Sustainable Fund.

The Sustainable Fund's algorithm also includes a process by which it systematically attempts to protect investment gains within the portfolio based on Horizon's measures of perceived risk. The result of this process is referred to as a "ratchet". To implement the ratchet, Horizon first determines the lowest portfolio value that the algorithm is calculated to accommodate during any 12-month period. As the Risk Assist's portfolio value grows (typically when the portfolio has experienced 3-5% of appreciation, depending on market conditions), the Risk Assist algorithm will increase (i.e., "ratchet" up) the value of the loss tolerance limit in an attempt to protect those gains.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Sustainable Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Many factors affect the Sustainable Fund's performance. The Sustainable Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector and geographic location of the securities in which the Sustainable Fund invests. The Sustainable Fund is not federally insured or guaranteed by any government agency. You may lose money by investing in the Sustainable Fund.

Domestic Strategy Risk. Because the Sustainable Fund will invest primarily in securities of U.S. issuers, the Sustainable Fund is subject to the risk that certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure, and the Fund will be restricted in its ability to allocate its investments to the securities of non-U.S. issuers.

Equity Securities Risk. Equity securities typically have greater price volatility than fixed-income securities. The market price of equity securities owned by the Sustainable Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

ESG Investing Risk. Investing primarily in investments that meet ESG criteria carries the risk that the Domestic ESG may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of companies and, therefore, may underperform funds that do not consider ESG factors.

ETF Risk. You will indirectly pay fees and expenses charged by the ETFs in addition to the Sustainable Fund's direct fees and expenses. As a result, the cost of investing in the Sustainable Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF and its underlying investments. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), liquidity risk (risk that the Sustainable Fund cannot dispose of its shares of the ETF promptly without a reduction in value) and risks associated with fixed-income securities or foreign currencies.

Fixed-income Risk. The value of investments in fixed-income securities, options on fixed-income securities and securities in which the underlying investments are fixed-income securities, are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed-income securities owned by the Sustainable Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments. Generally, securities with lower debt ratings ("junk bonds") have greater credit risk.

Fluctuation of Net Asset Value ("NAV"); Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the Sustainable Fund may invest will generally fluctuate with changes in the market value of the ETF's securities holdings and supply and demand of the ETF's shares on the exchanges on which the ETF's shares are traded. The market prices of an ETF's shares may deviate significantly from the NAV of the ETF's shares during periods of market volatility or reduced liquidity. If the Sustainable Fund purchases an ETF's shares at a time when the market price is at a premium to the NAV of the ETF's shares or sells at a time when the market price is at a discount to the NAV of the ETF's shares, then the Sustainable Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Management Risk. The ability of the Sustainable Fund to meet its investment objective is directly related to the allocation of the Sustainable Fund's assets. Horizon may allocate the Sustainable Fund's investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Sustainable Fund's value may be adversely affected.

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Sustainable Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Sustainable Fund to potentially significant losses. If the Sustainable Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Sustainable Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Sustainable Fund's participation in gains above the price of the call option are forfeited in return for receiving the call option premium.

Risk Assist Strategy Risk. There can be no guarantee that the Risk Assist strategy, including the ratchet function, will be successful in preventing losses in the Sustainable Fund's portfolio. Because the Risk Assist strategy may be implemented in stages, the Sustainable Fund may have market exposure during times when the Risk Assist strategy is being implemented. To the extent that the Risk Assist strategy is implemented, the Sustainable Fund will likely not benefit from capital appreciation or income from the equity markets.

Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Turnover Risk. As a result of its trading strategies, the Sustainable Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the Sustainable Fund, and may also result in the realization of short-term capital gains. The Sustainable Fund must generally distribute realized capital gains to shareholders, increasing the Sustainable Fund's taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Sustainable Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Sustainable Fund is not federally insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Sustainable Fund is not included because the Sustainable Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Sustainable Fund has at least one calendar year of performance. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Sustainable Fund is not included because the Sustainable Fund did not have a full calendar year of performance prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-754-7932
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.horizonmutualfunds.com
Horizon Sustainable Risk Assist(R) Fund | Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HESAX
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and Expense Reimbursements/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements/Recoupment	rr_NetExpensesOverAssets	1.24%
One Year	rr_ExpenseExampleYear01	$ 126
Three Years	rr_ExpenseExampleYear03	$ 410
Horizon Sustainable Risk Assist(R) Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HESIX
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and Expense Reimbursements/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements/Recoupment	rr_NetExpensesOverAssets	0.99%
One Year	rr_ExpenseExampleYear01	$ 101
Three Years	rr_ExpenseExampleYear03	$ 332
Horizon Sustainable Risk Assist(R) Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HESGX
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and Expense Reimbursements/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements/Recoupment	rr_NetExpensesOverAssets	1.09%
One Year	rr_ExpenseExampleYear01	$ 111
Three Years	rr_ExpenseExampleYear03	$ 363
Horizon Multi-Asset Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Horizon Multi-Asset Income Fund
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective: The investment objective of the Horizon Multi-Asset Income Fund (the "Multi-Asset Income Fund") is to seek to maximize current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary emphasis on capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Multi-Asset Income Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Multi-Asset Income Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 26, 2022
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Multi-Asset Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Multi-Asset Income Fund's performance. No portfolio turnover rate is provided for the Multi-Asset Income Fund because the Multi-Asset Income Fund had not commenced operations as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	This number represents the combined total fees and operating expenses of the underlying funds owned by the Multi-Asset Income Fund and is not a direct expense incurred by the Multi-Asset Income Fund or deducted from Fund assets.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing in the Multi-Asset Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Multi-Asset Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Multi-Asset Income Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Multi-Asset Income Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Multi-Asset Income Fund seeks to achieve the Fund's investment objective by allocating assets across various sectors of the global securities markets. The Multi-Asset Income Fund's investment adviser, Horizon Investments, LLC ("Horizon"), executes this strategy by primarily investing in "income-producing securities", which Horizon defines as including any of the following: dividend paying global equity securities, fixed-income securities, cash equivalents, master limited partnerships ("MLPs"), mortgage-backed securities ("MBS"), real estate investment trusts ("REITs"), American Depositary Receipts ("ADRs") and emerging market securities. The Fund may invest in securities of companies of any market capitalization.

With respect to fixed-income investments, the Fund may invest in any of the following: investment grade securities, below investment grade (high yield or "junk" bond) securities, sovereign debt (including U.S. treasuries and foreign securities), fixed-and floating-rate securities of publicly traded companies, hybrid securities (i.e., convertible bonds, preferred stock), corporate bonds and notes, mortgage-backed securities, asset-backed securities and government obligations. The Multi-Asset Income Fund may invest in fixed income securities without regard to maturity or duration.

Horizon selects securities using a flexible approach that combines active management and quantitative models to allocate the Fund's portfolio between issuers, sectors and/or factors (e.g., growth, value, momentum, quality, size and volatility) that Horizon believes offer the opportunity for the highest projected return for a given amount of risk. Once selected, Horizon primarily employs a quantitative process to define the asset class allocation and portfolio weights across the multi-asset income universe. Horizon will generally assign larger weights to securities that offer either a higher expected return (using quantitative estimates for expected current income and capital appreciation) or a lower expected risk (using estimates of volatility, expected loss of capital and diversification benefits measured by co-movements with other securities selected for inclusion). In general, the Multi-Asset Income Fund will overweight securities that offer high current income or capital appreciation potential, along with either low measures of risk or strong diversification benefits.

Under normal conditions, the Multi-Asset Income Fund will invest between 30% and 70% of its total assets in global equities and between 30% and 70% of its total assets in fixed-income and/or hybrid securities. The Fund is typically invested in a combination of exchange-traded funds ("ETFs") and individual securities. Potential ETFs are reviewed for sufficient trading liquidity and fit within overall portfolio diversification needs prior to investment. Typically, the Multi-Asset Income Fund will seek passive exposure to fixed-income and international markets through the use of ETFs; however, the Fund may invest in non-ETF securities, such as individual securities, when it believes such investments may offer higher return and/or lower risk than an ETF.

The Multi-Asset Income Fund may also use a proprietary volatility control process that seeks to manage volatility within the Multi-Asset Income Fund's portfolio based on Horizon's measures of perceived risk. In this regard, the Multi-Asset Income Fund may seek to reduce risk when market volatility is expected to be elevated or increase risk when volatility is expected to be low. To reduce risk, the Fund may allocate a portion of the portfolio in U.S. Treasuries or U.S. Treasury-focused securities, which may include, without limitation, Treasury bonds, Treasury notes, Treasury Inflated Protection Securities (collectively, "U.S. Treasury Securities"), U.S. Government money market funds, exchange traded options on U.S. Treasury Securities, repurchase agreements fully collateralized by U.S. Treasury Securities, or ETFs that invest in any of the foregoing.

Options. The Multi-Asset Income Fund may also use option writing strategies to generate income, by selling put and call options (the "Options Portfolio") on underlying positions, or for hedging and risk management.

The Multi-Asset Income Fund's options investments may involve "covered" positions where the Fund may write a call option on an underlying position to generate income. The Fund may involve a "collateralized" strategy more generally, where the Fund may write put options on a security whose value is collaterized by cash ("cash-secured puts") or otherwise collaterized by the Fund's securities. The Multi-Asset Income Fund's option strategies may involve options combinations, such as spreads or collars. In "spread" transactions, the Multi-Asset Income Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. When the Multi-Asset Income Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. A "collar" position combines a put option purchased by the Multi-Asset Income Fund (the right of the Multi-Asset Income Fund to sell a specific security within a specified period) with a call option that is written by the Multi-Asset Income Fund (the right of the counterparty to buy the same security) in a single instrument, and the Multi-Asset Income Fund's right to sell the security is typically set at a price that is below the counterparty's right to buy the security. Thus, the combined position "collars" the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Multi-Asset Income Fund may engage; however, the Multi-Asset Income Fund will not use options for the purpose of increasing the Multi-Asset Income Fund's leverage with respect to any portfolio investment.

The Multi-Asset Income Fund will typically sell portfolio securities to adjust portfolio allocations as described above, to seek to secure gains or limit potential losses, or when Horizon otherwise believes it is in the best interest of the Multi-Asset Income Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Multi-Asset Income Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Many factors affect the Multi-Asset Income Fund's performance. The Multi-Asset Income Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Multi-Asset Income Fund invests. The Multi-Asset Income Fund is not federally insured or guaranteed by any government agency. You may lose money by investing in the Multi-Asset Income Fund.

Credit Risk. Issuers of fixed-income securities may default on their obligations to make interest and principal payments. Generally, securities with lower debt ratings carry a greater risk that the issuer will default on its payment obligations. Fixed-income securities rated in the fourth classification by Moody's (Baa) and S&P (BBB) or lower (sometimes referred to as "junk bonds") have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities. These securities can also be thinly traded or have restrictions on resale, which can make them difficult to sell or adversely affect their market value.

Emerging Markets Risk. In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Equity Securities Risk. Equity securities typically have greater price volatility than fixed-income securities. The market price of equity securities owned by the Multi-Asset Income Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

ETF Risk. You will indirectly pay fees and expenses charged by the ETFs in addition to the Multi-Asset Income Fund's direct fees and expenses. As a result, the cost of investing in the Multi-Asset Income Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF and its underlying investments. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), liquidity risk (risk that the Multi-Asset Income Fund cannot dispose of its shares of the ETF promptly without a reduction in value) and risks associated with fixed-income securities or foreign currencies.

Fixed-Income Risk. The value of investments in fixed-income securities, options on fixed-income securities and securities in which the underlying investments are fixed-income securities, are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed-income securities owned by the Multi-Asset Income Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments. Generally, securities with lower debt ratings ("junk bonds") have greater credit risk.

Fluctuation of Net Asset Value ("NAV"); Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the Multi-Asset Income Fund may invest will generally fluctuate with changes in the market value of the ETF's securities holdings and supply and demand of the ETF's shares on the exchanges on which the ETF's shares are traded. The market prices of an ETF's shares may deviate significantly from the NAV of the ETF's shares during periods of market volatility or reduced liquidity. If the Multi-Asset Income Fund purchases an ETF's shares at a time when the market price is at a premium to the NAV of the ETF's shares or sells at a time when the market price is at a discount to the NAV of the ETF's shares, then the Multi-Asset Income Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Foreign Currency Risk. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Multi-Asset Income Fund's underlying investments are long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Securities Risk. Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts ("ADRs") or ETFs focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, and they are generally not bound by uniform accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of greater price volatility and possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets from foreign markets, political or financial instability, or diplomatic and other developments, which could affect such investments.

High Yield or Junk Bond Risk. Lower-quality fixed-income securities, known as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).

Interest Rate Risk. When the Multi-Asset Income Fund invests in bonds (either directly or through underlying investments), the value of your investment in the Multi-Asset Income Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Multi-Asset Income Fund or its underlying investments. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Management Risk. The ability of the Multi-Asset Income Fund to meet its investment objective is directly related to the allocation of the Multi-Asset Income Fund's assets. Horizon may allocate the Multi-Asset Income Fund's investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Multi-Asset Income Fund's value may be adversely affected.

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Multi-Asset Income Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

MBS Risk. MBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity, reducing overall returns.

MLP Risk. Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's limited call right. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership's income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income.

Non-U.S. Government Debt Risk. An investment in debt obligations of non-U.S. governments and their political subdivisions ("sovereign debt") involves special risks that are not present in corporate debt obligations, including increased volatility and possible foreign government interference. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward its principal international lenders and local political constraints.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Multi-Asset Income Fund to potentially significant losses. If the Multi-Asset Income Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Multi-Asset Income Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Multi-Asset Income Fund's participation in gains above the price of the call option are forfeited in return for receiving the call option premium.

Real Estate Risk. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Turnover Risk. As a result of its trading strategies, the Multi-Asset Income Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the Multi-Asset Income Fund, and may also result in the realization of short-term capital gains. The Multi-Asset Income Fund must generally distribute realized capital gains to shareholders, increasing the Multi-Asset Income Fund's taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Multi-Asset Income Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Multi-Asset Income Fund is not federally insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Multi-Asset Income Fund is not included because the Multi-Asset Income Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Multi-Asset Income Fund has at least one calendar year of performance. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Multi-Asset Income Fund is not included because the Multi-Asset Income Fund did not have a full calendar year of performance prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-754-7932
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.horizonmutualfunds.com
Horizon Multi-Asset Income Fund | Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HMAAX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and Expense Reimbursements/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements/Recoupment	rr_NetExpensesOverAssets	1.34%
One Year	rr_ExpenseExampleYear01	$ 136
Three Years	rr_ExpenseExampleYear03	$ 430
Horizon Multi-Asset Income Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HMAIX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and Expense Reimbursements/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements/Recoupment	rr_NetExpensesOverAssets	1.09%
One Year	rr_ExpenseExampleYear01	$ 111
Three Years	rr_ExpenseExampleYear03	$ 352
Horizon Multi-Asset Income Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HMANX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and Expense Reimbursements/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements/Recoupment	rr_NetExpensesOverAssets	1.19%
One Year	rr_ExpenseExampleYear01	$ 121
Three Years	rr_ExpenseExampleYear03	$ 383

[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
[2]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Domestic Fund and is not a direct expense incurred by the Domestic Fund or deducted from Fund assets.
[3]	The Domestic Fund's investment adviser, Horizon Investments, LLC ("Horizon"), has contractually agreed to waive its fees and reimburse expenses of the Domestic Fund, at least until June 26, 2022, so that the Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); payments, if any, under a Rule 12b-1 Distribution Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses (such as litigation)) do not exceed 0.99% of average daily net assets for each of the Advisor Class, Investor Class and Institutional Class shares; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by Horizon, within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment.
[4]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Sustainable Fund and is not a direct expense incurred by the Sustainable Fund or deducted from Fund assets.
[5]	The Sustainable Fund's investment adviser, Horizon Investments, LLC ("Horizon"), has contractually agreed to waive its fees and reimburse expenses of the Sustainable Fund, at least until June 26, 2022, so that the Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); payments, if any, under a Rule 12b-1 Distribution Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses (such as litigation)) do not exceed 0.94% of average daily net assets for each of the Advisor Class, Investor Class and Institutional Class shares; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by Horizon, within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment.
[6]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Multi-Asset Income Fund and is not a direct expense incurred by the Multi-Asset Income Fund or deducted from Fund assets.
[7]	The Multi-Asset Income Fund's investment adviser, Horizon Investments, LLC ("Horizon"), has contractually agreed to waive its advisory fees and/or reimburse expenses of the Multi-Asset Income Fund, at least until June 26, 2022, so that the Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); payments, if any, under a Rule 12b-1 Distribution Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses (such as litigation)) do not exceed 0.99% of average daily net assets for each of the Advisor Class, Investor Class and Institutional Class shares; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by Horizon, within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment.